Derivative Contract Information - Fund's OTC Derivative Liabilities (Detail) - Merrill Lynch International [Member] - Over-the-Counter ("OTC") [Member]	Sep. 30, 2017 USD ($)
Offsetting Liabilities [Line Items]
Gross Amounts of Liabilities Presented in the Statement of Financial Condition	$ 0
Financial Instruments Available for Offset	0
Financial Instruments Collateral Pledged	0
Cash Collateral Pledged	0
Net Amount	0
SPDR Long Dollar Gold Trust [Member]
Offsetting Liabilities [Line Items]
Gross Amounts of Liabilities Presented in the Statement of Financial Condition	0
Financial Instruments Available for Offset	0
Financial Instruments Collateral Pledged	0
Cash Collateral Pledged	0
Net Amount	$ 0